Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
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Disaggregated Revenue Information

Disaggregated revenue information

Revenue consists of colocation revenue derived from the rendering of data center services, which includes customer installation services and equipment sales.

	For the year ended December 31, 2018
	Recurring revenues, mainly from primary data center services and recurring hands and eyes services	Non-recurring revenues, from additional setup and installations and hands and eyes services on demand	Total
	(€’000)
Geographical region
France	94,165	6,226	100,391
Germany	130,139	7,877	138,016
The Netherlands	82,467	1,552	84,019
United Kingdom	45,921	1,961	47,882
Other countries	180,391	11,053	191,444
Total revenue from contracts with customers	533,083	28,669	561,752

	For the year ended December 31, 2017
	Recurring revenues, mainly from primary data center services	Non-recurring revenues, mainly from additional setup and installations	Total
	(€’000)
Geographical region
France	79,816	6,364	86,180
Germany	99,478	6,591	106,069
The Netherlands	78,712	1,699	80,411
United Kingdom	44,340	1,637	45,977
Other countries	160,170	10,495	170,665
Total revenue from contracts with customers	462,516	26,786	489,302

	For the year ended December 31, 2016
	Recurring revenues, mainly from primary data center services	Non-recurring revenues, mainly from additional setup and installations	Total
	(€’000)
Geographical region
France	65,333	3,483	68,816
Germany	78,439	6,010	84,449
The Netherlands	68,206	2,472	70,678
United Kingdom	44,025	1,806	45,831
Other countries	143,954	8,060	152,014
Total revenue from contracts with customers	399,957	21,831	421,788

Considerations from contracts with customers which have been received or which are receivable at reporting date, have not been adjusted for any financing component, since the period between fulfilling performance obligations and receipt of the consideration is less than one year.

The Group did not incur significant incremental costs to obtain contracts with customers. There are no significant assets relating to costs to fulfil contracts with customers.

Summary of Receivables, Contract Assets and Contracts Liabilities from Contracts with Customers

The following table provides information about receivables, contract assets and contracts liabilities from contracts with customers.

	December 31, 2018	January 1, 2018
	(€’000)
Trade receivables	99,904	113,518
Contract assets	41,754	36,575
Contract liabilities (current)	(60,472)	(73,262)
Contract liabilities (non-current)	(11,045)	(7,557)

The contract assets primarily relate to the Group’s rights to consideration for services provided but not billed at the reporting date. The contract assets are transferred to Trade receivables when the rights become unconditional, which is usually when the Group issues an invoice to the customer.

The contract liabilities primarily relate to the advance consideration received from customers for setup and installation work that is directly related to primary data center services and has been executed close to commencement date of the customer contracts. The amounts included in the current contract liability balance at the beginning of 2018, have been recognized as revenue during the year.